Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Apr. 03, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 25, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
PGIM US Real Estate Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 17,442.58					$ 15,707.31	$ 13,923.43	$ 17,641.92	$ 13,708.17	$ 10,067.59	$ 11,775.91	$ 9,439.16		$ 9,667.51	$ 9,571.05	$ 9,450.23
PGIM US Real Estate Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 17,122.55					15,542.82	13,883.25	17,713.70	13,864.19	10,266.37	12,089.66	9,764.90		10,078.80	10,052.53	10,000.01
PGIM US Real Estate Fund - Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,920.43					17,001.22	15,026.06	18,989.90	14,715.38	10,785.00	12,580.57	10,062.24		10,277.54	10,149.16	9,999.99
PGIM US Real Estate Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,202.48					16,352.11	14,452.38	18,264.55	14,153.29	10,373.04	12,099.96	9,669.08	$ 9,999.99
PGIM Short Duration Muni Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 11,482.51					11,179.32	10,858.17	10,793.10	11,329.00	10,790.20	10,712.39	10,340.35		10,050.52	10,074.69	9,775.09
PGIM Short Duration Muni Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,831.34					10,649.47	10,443.46	10,482.74	11,085.02	10,633.14	10,635.85	10,343.13		10,128.88	10,229.96	10,000.00
PGIM Short Duration Muni Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,074.61					11,721.16	11,338.78	11,248.72	11,771.12	11,177.94	11,069.35	10,647.51		10,323.19	10,332.49	10,000.00
PGIM Short Duration Muni Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,534.66					11,193.68	10,825.99	10,736.92	11,232.71	10,652.80	10,549.28	10,156.99	10,000.00
PGIM Conservative Retirement Spending Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,808.56	$ 10,614.58	$ 10,831.86	$ 10,166.76	$ 10,000.00
PGIM Enhanced Retirement Spending Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,845.35	10,753.38	11,038.32	10,208.29	10,000.00
PGIM Moderate Retirement Spending Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,845.35	10,753.38	11,038.32	10,208.29	10,000.00
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341.361334113404					12,192.653499633556	11,823.013602237545	11,792.549793063779	12,344.231784253612	11,699.769438058445	11,266.146281850168	10,690.482143043613	10,000	10,413.622600651794	10,397.603637145814	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,487.966325291269	10,204.1739114165	10,526.470355156676	10,006.526106761865	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,481.800380059318	11,308.27850198829	11,042.253455006577	10,428.378916070053	10,000	30,005.812906635798	23,102.516376270745	25,037.527314822029	21,650.185038697095	13,847.109396774336	14,885.8311840794	13,594.799207202388	10,000	11,926.12130023204	10,178.280092715391	10,000
FTSE NAREIT Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REITs Index
Account Value	$ 16,814.994252042412					15,294.216641131943	13,835.746023855228	17,127.723873178704	13,540.781812623743	9,827.6555553343715	12,481.752668470308	10,327.224798619123	10,000	10,814.949026293347	10,442.797285220406	10,000
Bloomberg 1-8 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-8 Year Municipal Index
Account Value	$ 11,734.949458822717					$ 11,424.098756593246	$ 11,192.86161553533	$ 11,005.9039270181	$ 11,425.887825406311	$ 10,971.464352817971	$ 10,734.412738167968	$ 10,333.214062105963	$ 10,000	$ 10,262.098577701156	$ 10,220.949995517871	$ 10,000
Conservative Retirement Spending Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Conservative Retirement Spending Fund Custom Benchmark
Account Value	$ 10,718.598661375325	10,521.334081873278	10,750.190755835347	10,107.4011309	10,000
Enhanced Retirement Spending Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Enhanced Retirement Spending Fund Custom Benchmark
Account Value	$ 10,705.294746733802	10,598.713777779059	10,865.52111224876	10,114.392597048543	10,000
S&P Target Risk Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 10,588.808584465938	10,474.886212605577	10,687.158332126022	10,110.795503459309	10,000
Moderate Retirement Spending Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Moderate Retirement Spending Fund Custom Benchmark
Account Value	$ 10,742.35952356324	10,579.88111645374	10,862.444442328188	10,103.070242897546	10,000
S&P Target Risk Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Account Value	$ 10,569.912538990957	$ 10,425.865201390559	$ 10,644.928534045035	$ 10,086.258952901811	$ 10,000